Employee Benefits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Amount recognized as expense in respect of defined contribution plan	$ 136	$ 95	$ 52